NATIXIS FUNDS TRUST II

May 5, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 2-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statement of Additional Information for the ASG Diversifying Strategies Fund and ASG Global Alternatives Fund, and the Class Y Prospectus and Statement of Additional Information for the Harris Associates Large Cap Value Fund and Vaughan Nelson Value Opportunity Fund, all dated May 1, 2010, do not differ from those contained in Post-Effective Amendment No. 147 that was filed electronically on April 30, 2010.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary